Note 6 - Note Payable (Details Textual)						1 Months Ended			2 Months Ended
	Jul. 15, 2015 USD ($)	Apr. 06, 2015 USD ($)	Mar. 16, 2015 USD ($)	Feb. 19, 2015 USD ($)	Oct. 02, 2014 USD ($)	May. 31, 2015 $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Sep. 23, 2014 $ / shares shares	Apr. 06, 2015	Mar. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Feb. 28, 2015 $ / shares shares	Dec. 31, 2014 USD ($)	Nov. 30, 2014 $ / shares shares
September 2014 Term Loan [Member] | Second Tranche [Member]
Proceeds from Loans		$ 500,000	$ 500,000	$ 500,000
Debt Instrument, Face Amount							$ 1,500,000
Debt Instrument Repayment Of Principal And Interest Number Of Installments									30
Debt Instrument, Interest Rate, Stated Percentage		5.00%	5.06%	5.00%					5.00%
September 2014 Term Loan [Member] | First Tranche [Member]
Proceeds from Loans					$ 2,500,000
Debt Instrument Repayment Of Principal And Interest Number Of Installments					30
Debt Instrument, Interest Rate, Stated Percentage					5.25%
September 2014 Term Loan [Member] | Third Tranche [Member]
Proceeds from Loans	$ 1,000,000
Debt Instrument Repayment Of Principal And Interest Number Of Installments	30
Debt Instrument, Interest Rate, Stated Percentage							6.56%
September 2014 Term Loan [Member]
Debt Instrument, Face Amount							$ 5,000,000
Notes Payable, Current										$ 4,200,000	$ 4,400,000		$ 2,500,000
Warrant Term						10 years	10 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						3,125	58,962
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 2.96	$ 4.24
Loans Payable [Member]
Repayments of Debt					$ 1,631,000
Notes Payable, Current										$ 4,192,000	$ 4,833,000		$ 2,500,000
Warrant Term								5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								117,535		401,446	383,321	75,697		47,751
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 4.24				$ 4		$ 4.24